Net Capital Requirements (Tables)	12 Months Ended
Dec. 31, 2011
Net Capital Requirements [Abstract]
Net capital levels and requirements for U.S. registered broker-dealer subsidiaries

Entity	Net Capital	Net Capital Requirement	Excess Net Capital
KCA	$278.0	$1.0	$277.0
KECS	$116.4	$0.6	$115.8

Financial resource requirements on significant foreign regulated broker-dealers

Entity	Financial Resources	Resource Requirement	Excess Financial Resources
Knight Capital Europe Limited	$124.8	$30.9	$93.9